INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS, NET
Schedule of intangible assets

		As of December 31,
	Note	2020	2021

Customer contracts	8	952,100	1,641,900
Licenses		15,782	15,782
		967,882	1,657,682
Less: accumulated amortization		(182,560)	(375,046)
Intangible assets, net		785,322	1,282,636

Schedule of estimated future amortization expense

Fiscal year ending December 31,
2022	235,290
2023	233,748
2024	226,890
2025	212,577
2026	206,387
Thereafter	167,744
Total	1,282,636